Accounting information and policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Recent Accounting Developments Adopted
The Group applied for the first-time amendments to the following standards from 1 January 2021.

Applicable standard	Key requirements	Impact on Group
Interest Rate Benchmark Reform (Phase 2) Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	The amendments are applicable when an existing interest rate benchmark is replaced by another interest rate benchmark. The amendments provide a practical expedient that modifications to asset and liability values as a direct consequence of the interest rate benchmark reform and made on an economically equivalent basis (i.e. where the basis for determining contractual cash flows is the same), can be accounted for by only updating the effective interest rate.	We do not have significant financial instruments that refer to an interest rate benchmark so these amendments have not had a material impact on Unilever.
Additionally, hedge accounting is not discontinued solely because of the replacement of another interest rate benchmark. Hedging relationships (and related documentation) must instead be amended to reflect modifications to the hedged item, hedging instrument and hedged risk.